EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated February 25, 2013 to the GMO Trust Multi-Class Prospectus dated June 30, 2012, filed with the Securities and Exchange Commission on February 25, 2013 under Rule 497(e) (SEC Accession No. 0001193125-13-071892).

EXHIBIT INDEX

GMO TRUST

Exhibit Ref.	Title of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Schema Document
EX-101.CAL	XBRL Calculation Linkbase Document
EX.101.LAB	XBRL Labels Linkbase Document
EX-101.PRE	XBRL Presentation Linkbase Document
EX.101.DEF	XBRL Definition Linkbase Document